Total revenues (Tables)	12 Months Ended
Dec. 31, 2021
Total revenues
Revenue by collaboration and by category of revenue

	Over time	Point in time	2021	2020	2019
			(Euro, in	(Euro, in	(Euro, in
			thousands)	thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€433,884	€411,417	€812,058
Gilead collaboration agreement for ziritaxestat		Ö	-	-	666,968
Gilead collaboration agreement for filgotinib (1)	Ö		203,301	181,816	62,602
Gilead collaboration agreement for drug discovery platform	Ö		230,582	229,601	80,918
AbbVie collaboration agreement for CF	Ö		-	-	1,569

Milestone payments			32,408	46,261	2,878
Gilead collaboration agreement for filgotinib (1)	Ö		32,408	46,261	(21,187)
AbbVie collaboration agreement for CF	Ö		-	-	24,065

Reimbursement income			-	4,073	19,900
Novartis collaboration agreement for MOR106	Ö		-	4,125	19,177
AbbVie collaboration agreement for CF	Ö		-	(52)	723

Royalties			3,801	16,300	66
Gilead royalties on Jyseleca		Ö	3,757	16,227	-
Other royalties		Ö	43	72	66
Total collaboration revenues			€470,093	€478,051	€834,901

(1) Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019 included a negative catch-up effect on closing date of €245.9 million resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

Summary of allocation of transaction price

	December 31, 2019	Other movements in 2020	Filgotinib amendment (December 15, 2020)	December 31, 2020	Other movements in 2021	Filgotinib amendment (September 6, 2021)	December 31, 2021

Allocation of transaction price
Upfront consideration	€3,845,373		€160,000	€4,005,373		€12,643	€4,018,016
Milestones achieved	104,171	€90,192		194,363			194,363
Royalties	—	16,227		16,227	€3,757		19,984
Impact initial valuation of share subscription	124,604			124,604			124,604
	4,074,148	106,419	160,000	4,340,567	3,757	12,643	4,356,967
Less :
Warrants issuance liabilities
Warrant A	(43,311)			(43,311)			(43,311)
Initial warrant B	(2,545)			(2,545)			(2,545)
Subsequent warrant B	(16,184)	8,325		(7,859)	5,417		(2,442)
	4,012,108	114,744	160,000	4,286,852	9,174	12,643	4,308,669
Allocation to performance obligations
Ziritaxestat	666,967			666,967			666,967
Filgotinib (1)	1,060,395	106,419	€160,000	1,326,814	3,757	€12,643	1,343,214
Drug discovery platform (10 years)	€2,284,747	€8,325		€2,293,072	€5,417		€2,298,489

(1)With regard to the additional consideration received as a result of the Option, License and Collaboration agreement (July 14, 2019) allocated to the filgotinib performance obligation, we assumed the existence of a significant financing component estimated to €44.5 million as of December 31, 2019 reflecting the time value of money on the estimated recognition period. This financing component was reassessed to €55.3 million as of December 31,2020, and to €57.3 million at December 31, 2021.